Income Tax	6 Months Ended
Jun. 30, 2013
Income Tax
8.	Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Current	(533)	(330)	(1,181)	(619)
Deferred	(267)	198	(462)	748

Income tax (expense) recovery	(800)	(132)	(1,643)	129